Note 6 - Long-term Debt (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2016	March 31, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,103,915	1,103,915
Pantelis Shipping Corp.	4,840,000	4,840,000
Noumea Shipping Ltd.	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd.	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	13,120,000	12,660,000
Ultra One Shipping Ltd.	-	10,862,500
Kamsarmax One Shipping Ltd.	13,333,000	12,866,000
	50,356,915	60,292,415
Less: Current portion	(5,697,915)	(11,506,887)
Long-term portion	44,659,000	48,785,528
Deferred charges, current portion	148,697	285,067
Deferred charges, long-term portion	292,024	533,239
Long-term debt, current portion net of deferred charges	5,549,218	11,221,820
Long-term debt, long-term portion net of deferred charges	44,366,976	48,252,289

Schedule of Future Annual Loan Repayments [Table Text Block]
To March 31:
2017	11,506,887
2018	19,477,972
2019	10,297,972
2020	9,879,584
2021	934,000
Thereafter	8,196,000
Total	60,292,415